Basis of presentation (Policies)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Transaction

Transaction

On December 14, 2023, Aeterna Zentaris Inc. (“Aeterna”) and Ceapro Inc. (“Ceapro”) entered into a binding arrangement agreement pursuant to which Aeterna would acquire all of the issued and outstanding common shares of Ceapro (the “Transaction”) by way of a plan of arrangement. The Transaction was consummated on June 3, 2024.

Following the closing of the Transaction, former shareholders of Ceapro owned approximately 50% of the Aeterna common shares on a fully diluted basis and former shareholders of Aeterna owned approximately 50% of the Aeterna common shares on a fully diluted basis. For financial reporting and accounting purposes, Ceapro is the acquirer of Aeterna in the Transaction. The condensed interim consolidated financial statements of COSCIENS Biopharma Inc. as of June 30, 2025 and December 31, 2024 and for the three months and six months ended June 30, 2025 and 2024 reflect the results of operations and financial position of Ceapro for the periods presented and includes the results of operations of Aeterna subsequent to the Transaction, which was completed on June 3, 2024.

Reclassifications

Reclassifications

Certain prior period amounts have been reclassified to conform to current period presentation. In the consolidated statements of loss for the six months ended June 30, 2024, the general and administration expenses of $1,653 and the sales and marketing expenses of $3 were reclassified within Selling, general and administrative expenses.

New standards and amendments

New standards and amendments

Several amendments apply for the first time for reporting periods beginning after January 1, 2025, but do not have an impact on the interim condensed consolidated financial statements of the Company. The IASB has published several new, but not yet effective, standards, amendments to existing standards, and interpretations. None of these standards, amendments to existing standards, or interpretations have been early adopted by the Company, and management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement.

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2025, and for the three months ended June 30, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

Critical accounting estimates and judgements

Critical accounting estimates and judgements

The preparation of condensed interim consolidated financial statements in accordance with IFRS Accounting Standards requires management to make judgements, estimates and assumptions about the future that affect the reported amounts of the Company’s assets, liabilities, revenues, expenses and related disclosures. Judgements, estimates and assumptions are based on historical experience, expectations, current trends and other factors that management believes to be relevant at the time at which the Company’s condensed interim consolidated financial statements are prepared.

Management reviews, on a regular basis, the Company’s accounting policies, assumptions, estimates and judgements in order to ensure that the condensed interim consolidated financial statements are presented fairly and in accordance with IFRS Accounting Standards applicable to interim financial statements. Revisions to estimates are recognized prospectively. Critical accounting estimates and assumptions are those that have a significant risk of causing material adjustment and are often applied to matters or outcomes that are inherently uncertain and subject to change. As such, management cautions that future events often vary from forecasts and expectations and that estimates routinely require adjustment.

Critical accounting estimates and assumptions, as well as critical judgements used in applying accounting policies in the preparation of the Company’s condensed interim consolidated financial statements, were the same as those applied to Company’s annual consolidated financial statements as of and for the year ended December 31, 2024, other than the following:

Impairment of property and equipment

The Company is required to make judgments in assessing at the end of each reporting period whether there is any indication that an asset may be impaired. In making this assessment, the Company uses various indicators including, but not limited to, the impact of the US tariffs on the Company’s product sales, sustained decreases in revenue and profitability. When such an indication exists, the Company makes a number of estimates when determining the recoverable amount of an asset or a cash-generating unit, see note 6.